Equity Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2024
Investees in equity accounted [abstract]
Summary of equity accounted investees

		United States Dollar
	Figures in millions unless otherwise stated	2024	2023	2022

	Investment in joint ventures	—	538.6
(a)	Far Southeast Gold Resources Incorporated (“FSE”)	—	—
(b)	Asanko Gold	—	—
(c)	Windfall Project	—	538.6
	Investment in associates	12.6	10.0
(d)	Other associates	12.6	10.0

	Total equity accounted investees	12.6	548.6
	Share of results of equity accounted investees, net of taxation recognised in the consolidated income statement are made up as follows:
(a)	Far Southeast Gold Resources Incorporated (“FSE”)	(1.5)	(1.3)	(1.0)
(b)	Asanko Gold – earnings	—	28.0	13.0
(b)	Asanko Gold – impairment	—	(46.9)	—
(c)	Windfall Project	(47.5)	(28.4)	—
(d)	Other associates	(4.6)	(2.9)	(1.9)
	Share of results of equity investees, net of taxation	(53.6)	(51.5)	10.1
	Asanko Gold – recognised as a discontinued operation	—	18.9	(13.0)
	Total share of results of equity investees, net of taxation	(53.6)	(32.6)	(2.9)
(a)
Summary of equity method investment in joint venture - Far Southeast Gold Resources Incorporated ("FSE")	Investment in joint venture consists of:

	United States Dollar
Figures in millions unless otherwise stated	2024	2023

Unlisted shares at cost	230.0	230.0
Equity contribution	100.6	99.1
Impairment – prior years	(230.0)	(230.0)
Share of accumulated losses brought forward	(99.1)	(97.8)
Share of loss after taxation[1]	(1.5)	(1.3)
Total investment in joint venture[2]	—	—
[1]Gold Fields’ share of loss after taxation represented exploration and other costs, including work completed on a scoping study, which was fully funded by Gold
Fields as part of their equity contribution.
2FSE had no revenues or significant assets or liabilities. Assets included in FSE represented the rights to explore and eventually mine the FSE project.

Summary of financial information and carrying amount of the group interest in Asanko	The following table summarises the financial information and the carrying amount of the Group’s interest in Asanko up to the date it was classified as held for sale:

	United States Dollar
Figures in millions unless otherwise stated	2024	2023

Initial investment at cost	—	86.9
Share of accumulated profit brought forward	—	87.9
Share of profit after taxation before impairment	—	28.0
Cumulative impairment[3]	—	(149.2)
Recognised as an asset held for sale	—	(53.6)
Carrying value at 31 December	—	—
Notes to the consolidated financial statements continued
for the year ended 31 December 2024
18.Equity accounted investees continued
(b)Asanko Gold continued
The Group’s interest in the summarised financial statements of Asanko on a combined basis after fair value adjustments as determined at acquisition was as follows:

	United States Dollar
Figures in millions unless otherwise stated	2024	2023

Statement of financial position – Asanko
Non-current assets[1]	—	218.0
Current assets[2]	—	202.8
Non-current liabilities	—	(82.6)
Current liabilities	—	(37.7)
Net assets	—	300.5
Less: Shika redeemable preference shares	—	(186.4)
Net assets attributable to ordinary shareholders	—	114.1
Group's share of net assets	—	53.6
Reconciled as follows:
Cash consideration paid	—	165.0
Less: Consideration allocated to the redeemable preference shares (note 17)	—	(129.9)

Consideration paid for equity portion	—	35.1
Gain on acquisition	—	51.8
Share of accumulated losses brought forward	—	87.9
Share of profit after taxation before impairment	—	28.0
Impairment[3]	—	(149.2)
Carrying amount of interest in joint venture	—	53.6

Income statement – Asanko
Revenue	—	256.5
Production costs	—	(155.6)
Depreciation and amortisation	—	(13.7)
Other expenses	—	(10.4)
Royalties	—	(14.6)
Profit for the year before impairment	—	62.2
Group's share of profit before impairment	—	28.0
Group's share of impairment[3]	—	(46.9)
Group's share of total comprehensive income after impairment	—	(18.9)
1At 31 December 2023, included impact of fair value adjustment, amounting to US$39.6 million, to property, plant and equipment of the Asanko Gold mine as determined at acquisition and impairment as discussed below.
2At 31 December 2023, current assets included cash and cash equivalents amounting to US$138.6 million.
[3]During 2022, there were no changes in status with respect to the completion of the technical and economic work required to generate a Reserve and Resources estimate based on a LoM. Taking this into consideration, management utilised the LoM developed for the 2022 impairment calculation and this resulted in no impairment for the year ended 31 December 2022. As a result of the sale transaction,  the investment in Asanko was classified as an asset held for sale at 31
December 2023 and the investment was required to be measured at the lower of carrying value or fair value less costs to sell. Management determined the fair value less costs to sell based on the consideration to be received per the sale agreement, which resulted in an impairment of US$46.9 million for the year ended
31 December 2023. Refer notes 14 and 15 for further details.
The following table summarises the financial information and the carrying amount of the Group’s interest in the
Partnership:

	United States Dollar		Canadian Dollar
Figures in millions unless otherwise stated	2024	2023	2024	2023

Opening balance 1 January	538.6	—	713.6	—
Cash considerations
C$300.0 million cash payment	—	221.5	—	300.0
C$33.8 million pre-closing paid amounts	—	25.6	—	33.8
C$93.0 million cash calls	65.3	69.1	89.0	93.0
Contingent and exploration considerations
C$300.0 million contingent consideration
– Initial fair value	—	190.8	—	258.4
– Net change in fair value	8.0	7.3	10.9	9.9
C$75.0 million exploration consideration
– Initial present value	—	39.1	—	52.9
– Unwinding of discount rate	4.8	2.9	6.6	3.9
Share of loss[1]	(47.5)	(28.4)	(64.9)	(38.3)
Derecognition of Windfall Project joint venture[2]	(519.3)	—	(723.5)	—
Derecognition of 50% exploration consideration[2]	(22.8)	—	(31.7)	—
Translation adjustment	(27.1)	10.7	—	—
Carrying value at 31 December	—	538.6	—	713.6
[1]The Windfall Project share of loss for 2024 and 2023 relates mainly to exploration expenses.
[2]Derecognised at 25 October 2024, the acquisition date of the transaction.
Notes to the consolidated financial statements continued
for the year ended 31 December 2024

Summary of financial information and carrying amount of the group interest in Windfall	The following table summarises the financial information and the carrying amount of the Group’s interest in Asanko up to the date it was classified as held for sale:

	United States Dollar
Figures in millions unless otherwise stated	2024	2023

Initial investment at cost	—	86.9
Share of accumulated profit brought forward	—	87.9
Share of profit after taxation before impairment	—	28.0
Cumulative impairment[3]	—	(149.2)
Recognised as an asset held for sale	—	(53.6)
Carrying value at 31 December	—	—
Notes to the consolidated financial statements continued
for the year ended 31 December 2024
18.Equity accounted investees continued
(b)Asanko Gold continued
The Group’s interest in the summarised financial statements of Asanko on a combined basis after fair value adjustments as determined at acquisition was as follows:

	United States Dollar
Figures in millions unless otherwise stated	2024	2023

Statement of financial position – Asanko
Non-current assets[1]	—	218.0
Current assets[2]	—	202.8
Non-current liabilities	—	(82.6)
Current liabilities	—	(37.7)
Net assets	—	300.5
Less: Shika redeemable preference shares	—	(186.4)
Net assets attributable to ordinary shareholders	—	114.1
Group's share of net assets	—	53.6
Reconciled as follows:
Cash consideration paid	—	165.0
Less: Consideration allocated to the redeemable preference shares (note 17)	—	(129.9)

Consideration paid for equity portion	—	35.1
Gain on acquisition	—	51.8
Share of accumulated losses brought forward	—	87.9
Share of profit after taxation before impairment	—	28.0
Impairment[3]	—	(149.2)
Carrying amount of interest in joint venture	—	53.6

Income statement – Asanko
Revenue	—	256.5
Production costs	—	(155.6)
Depreciation and amortisation	—	(13.7)
Other expenses	—	(10.4)
Royalties	—	(14.6)
Profit for the year before impairment	—	62.2
Group's share of profit before impairment	—	28.0
Group's share of impairment[3]	—	(46.9)
Group's share of total comprehensive income after impairment	—	(18.9)
1At 31 December 2023, included impact of fair value adjustment, amounting to US$39.6 million, to property, plant and equipment of the Asanko Gold mine as determined at acquisition and impairment as discussed below.
2At 31 December 2023, current assets included cash and cash equivalents amounting to US$138.6 million.
[3]During 2022, there were no changes in status with respect to the completion of the technical and economic work required to generate a Reserve and Resources estimate based on a LoM. Taking this into consideration, management utilised the LoM developed for the 2022 impairment calculation and this resulted in no impairment for the year ended 31 December 2022. As a result of the sale transaction,  the investment in Asanko was classified as an asset held for sale at 31
December 2023 and the investment was required to be measured at the lower of carrying value or fair value less costs to sell. Management determined the fair value less costs to sell based on the consideration to be received per the sale agreement, which resulted in an impairment of US$46.9 million for the year ended
31 December 2023. Refer notes 14 and 15 for further details.
The following table summarises the financial information and the carrying amount of the Group’s interest in the
Partnership:

	United States Dollar		Canadian Dollar
Figures in millions unless otherwise stated	2024	2023	2024	2023

Opening balance 1 January	538.6	—	713.6	—
Cash considerations
C$300.0 million cash payment	—	221.5	—	300.0
C$33.8 million pre-closing paid amounts	—	25.6	—	33.8
C$93.0 million cash calls	65.3	69.1	89.0	93.0
Contingent and exploration considerations
C$300.0 million contingent consideration
– Initial fair value	—	190.8	—	258.4
– Net change in fair value	8.0	7.3	10.9	9.9
C$75.0 million exploration consideration
– Initial present value	—	39.1	—	52.9
– Unwinding of discount rate	4.8	2.9	6.6	3.9
Share of loss[1]	(47.5)	(28.4)	(64.9)	(38.3)
Derecognition of Windfall Project joint venture[2]	(519.3)	—	(723.5)	—
Derecognition of 50% exploration consideration[2]	(22.8)	—	(31.7)	—
Translation adjustment	(27.1)	10.7	—	—
Carrying value at 31 December	—	538.6	—	713.6
[1]The Windfall Project share of loss for 2024 and 2023 relates mainly to exploration expenses.
[2]Derecognised at 25 October 2024, the acquisition date of the transaction.
Notes to the consolidated financial statements continued
for the year ended 31 December 2024

Summary of other investments

		United States Dollar
	Figures in millions unless otherwise stated	2024	2023

(d)	Other
	Investment in associate	12.6	10.0
	Lunnon Metals Limited (“Lunnon”)[1]	4.8	10.0
	Rusoro Mining Limited (“Rusoro”) – recognised as an asset held for sale[2]	—	—
	Vior Mining Exploration Company Inc. ("Vior")[3]	7.8	—

[1]During 2024, Gold Fields recognised a share of loss for the year of US$4.7 million (2023: US$2.9 million). Gold Fields’ interest in Lunnon was 30.5% (2023: 31.1%)
at 31 December 2024.
[2]Represented a holding of 24.4% at 31 December 2023 in Rusoro.
The carrying value of Rusoro was written down to US$nil at 31 December 2023 due to losses incurred by the entity. The fair value, based on the quoted market price of the investment, in Rusoro at 31 December 2023 was US$64.5 million.The unrecognised share of loss of Rusoro for the year ended 31 December 2023 amounted to US$7.1 million. The cumulative unrecognised share of losses of Rusoro at 31 December 2023 amounted to US$221.8 million.
On 9 January 2024, Gold Fields announced that it had entered into a share purchase agreement with Fulcrum Global Markets LLC, a Delaware limited liability company (“Fulcrum”), to sell its 140,000,001 common shares (“Common Shares”) in the capital of Rusoro for an aggregate initial cash purchase price of
US$62.3 million and additional contingent consideration upon the occurrence of specified events. Refer note 15 for further details.
The investment in Rusoro was presented as an asset held for sale at 31 December 2023 as Fulcrum was in advanced discussions with Gold Fields at
31 December 2023 to purchase the Rusoro shares from Gold Fields. Refer note 14 for further details.
[3]Vior was acquired as part of the Osisko acquisition during 2024. Gold Fields recognised a share of profit for 2024 of US$0.1 million. Gold Fields’ interest in Vior was 20.7% at 31 December 2024